Related-Party Transactions	12 Months Ended
Dec. 31, 2022
Related-Party Transactions
Related-Party Transactions

27. Related-Party Transactions

Details of transactions between the Company and related parties are disclosed below.

(a) Compensation of the Supervisory Board

The remuneration of the supervisory board members in 2022 is set out in the table below:

	2022
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	74	—	104	178
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	52	—	104	156
Mr. James Shannon	59	—	104	163
Mr. Bart Filius	49	—	104	153
	234	—	416	650

The remuneration of the supervisory board members in 2021 is set out in the table below:

	2021
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	70	—	86	156
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	47	—	86	133
Mr. James Shannon	50	—	86	136
Mr. Bart Filius	44	—	80	124
Ms. Theresa Heggie*	29	—	77	106
	240	—	415	655

* Ms. Heggie stepped down from the supervisory board on October 1, 2021, in connection with her appointment as Chief Commercial Officer of the Company. The remuneration set forth for Ms. Heggie in the table above covers the period from January 1, 2021 to October 1, 2021.

In 2022 and 2021, Mr. Papiernik waived his compensation.

The 2020 remuneration is set out in the table below:

	2020
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	—	—	123	123
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	34	—	123	157
Mr. James Shannon	45	—	125	170
Mr. Bart Filius	41	—	104	145
Ms. Theresa Heggie	36	—	99	135
	156	—	574	730

In 2020, Mr. Valerio and Mr. Papiernik waived their short-term benefits in support to the Company during the COVID-19 pandemic.

As at December 31, 2022:

●	Mr. Dinko Valerio holds 725,692 ordinary shares in the Company, as well as 170,356 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2022, Mr. Valerio was granted 23,931 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 8.10 per option. In 2021, Mr. Valerio was granted 23,239 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 4.20 per option. In 2020, Mr. Valerio was granted 24,615 under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of $ 9.91 per option. On September 12, 2017, Mr. Valerio provided a convertible loan to Amylon Therapeutics B.V. This loan was interest-bearing at an average rate of 8% per annum and was convertible into a variable number of ordinary shares at the option of the holder or the Company in case financing criteria were met. The unconverted loan became payable on demand after 24 months in equal quarterly terms. In 2022, Mr. Valerio waived his claim to repayment of this loan. In 2021, Mr. Valerio exercised options to acquire 32,272 ordinary shares.
●	Mr. Antoine Papiernik does not hold any shares or options in the Company. As a managing partner of Sofinnova Partners SAS, the management company of Sofinnova Capital VII FCPR, holder of 2,764,194 ordinary shares, Mr. Papiernik may be deemed to have share voting and investment power with respect to such shares.
●	Ms. Alison F. Lawton holds 183,176 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2022, Ms. Lawton was granted 23,931 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 8.10 per option. In 2021, Ms. Lawton was granted 23,239 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 4.20 per option. In 2020, Ms. Lawton was granted 24,615 under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of $ 9.91 per option.
●	Mr. James Shannon holds 61,538 ordinary shares in the Company and 179,436 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2022, Mr. Shannon was granted 23,931 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 8.10 per option. In 2021, Mr. Shannon was granted 23,239 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 4.20 per option. In 2020, Mr. Shannon was granted 24,615 under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of $ 9.91 per option.
●	Mr. Bart Filius holds 84,540 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2022, Mr. Filius was granted 23,931 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 8.10 per option. In 2021, Mr. Filius was granted 23,239 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 4.20 per option. In 2020, Mr. Filius was granted 24,615 under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of $ 9.91 per option.

(b) Compensation of key management

Our management board is supported by our officers, or senior management. Mr. Daniel de Boer and Mr. Rene Beukema are the statutory directors of the Company. The total remuneration of the management board and senior management in 2022 amounted to € 7,536,000 with the details set out in the table below:

	2022
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	1,295	24	1,145	2,464
Mr. R.K. Beukema[1]	284	10	169	463
Management Board	1,579	34	1,314	2,927
Senior Management	3,980	123	506	4,609
	5,559	157	1,820	7,536
1	Short term employee benefits include bonuses for Mr. Daniel de Boer of € 791,000 and for Mr. Rene Beukema of € 84,000 based on goals realized in 2022. The remuneration set forth for Mr. Beukema in the table above covers the period from July 1, 2022 to December 31, 2022.

The total remuneration of the management board and senior management in 2021 amounted to € 8,128,000 with the details set out in the table below:

	2021
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	733	10	1,472	2,215
Management Board	733	10	1,472	2,215
Senior Management	2,938	57	2,918	5,913
	3,671	67	4,390	8,128
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 284,000 based on goals realized in 2021.

The total remuneration of the management board and senior management in 2020 amounted to € 7,693,000 with the details set out in the table below:

	2020
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	689	10	1,925	2,624
Management Board	689	10	1,925	2,624
Senior Management	1,620	55	3,394	5,069
	2,309	65	5,319	7,693
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 240,000 based on goals realized in 2020.

As at December 31, 2022:

●	Mr. Daniel de Boer holds 705,309 ordinary shares in the Company as well as 3,569,706 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2022, Mr. de Boer was awarded 1,650,051 options to acquire ordinary shares at an average exercise price of $ 0.76 per option. In 2021, Mr. de Boer was awarded 442,279 options at an exercise price of $ 4.20 per option. In 2020, Mr. de Boer was awarded 395,561 options at an exercise price of $ 9.91 per option. These options had a remaining weighted-average contractual life of 7.5 years as at December 31, 2022. At December 31, 2022, Mr. de Boer had not exercised any of the options that were awarded to him.
●	Mr. Rene Beukema holds 460,000 ordinary shares in the Company as well as 1,301,661 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2022, Mr. Beukema was awarded 1,000,000 options to acquire ordinary shares at an exercise price of $ 0.66 per option. These options had a remaining weighted-average contractual life of 8.4 years as at December 31, 2022. In 2022 and 2021, Mr. Beukema did not exercise any of the options that were awarded to him.

ProQR does not grant any loans, advance payments and guarantees to members of the Management and Supervisory Board.

(c) Transactions with Yarrow Biotechnology, Inc.

The Company’s transactions with its associate company Yarrow Biotechnology, Inc. are described in note 17.